LEASES - Weighted average remaining lease term and weighted average discount rate for operating and finance leases (Details)	Dec. 31, 2020	Dec. 31, 2019
LEASES
Weighted average remaining lease term operating leases	3 years 10 months 24 days	4 years 2 months 12 days
Weighted average remaining lease term Finance leases	3 years 1 month 6 days	3 years 8 months 12 days
Weighted average remaining discount rate operating lease	5.82%	5.12%
Weighted average remaining discount rate finance lease	4.81%	3.93%